Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 3,848	€ 3,611	€ 2,706
Variable	1,733	1,818	1,543
Share-based compensation expenses	9,002	14,033	14,325
Total	€ 14,583	€ 19,462	€ 18,574